RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Statement [Line Items]
Salaries, Benefits, And Consulting Fees	$ 289	$ 237	$ 869	$ 975
Oniva [Member]
Statement [Line Items]
Administrative fees	$ 11	$ 11	36	31
ICC [Member]
Statement [Line Items]
Salaries, Benefits, And Consulting Fees			$ 215	$ 263